OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) - USD ($)		1 Months Ended			12 Months Ended
	Oct. 10, 2020	Jun. 24, 2020	Apr. 30, 2020	Dec. 17, 2019	Dec. 31, 2020	Oct. 20, 2020
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Bonds were placed at an issue price					99.309%
Description allocated funds					The funds from the issuance were allocated 50% to the refinancing of liabilities, 30% for the financing of investments and 20% for general corporate purposes.
Description of collateral	LATAM Airlines Group S.A. partially drew down (MUS $ 1,150) of the committed credit line of the “DIP” financing. The financing expires on April 10, 2022. The line is guaranteed with collateral consisting of routes, slots, engines and spare parts. After this, transfer, the company still has MUS $ 1,300 available. This line is committed for a total of US $ 2,450 million, of which US $ 750 million are committed by related parties.
Unused bonds				$ 262,000,000
Amount of credit card issued					$ 450,000,000
Description of withdrawal amount			LATAM Airlines Group S.A. it drew down the entire (US $600 million) of the committed credit line “Revolving Credit Facility (RCF)”. The financing expires on March 29, 2022. The line is guaranteed with collateral consisting of airplanes, engines and spare parts. The first withdrawal was on March 27, 2020 with an amount of US $ 504.7 million, the second withdrawal was on April 7, 2020 for US $ 72 million, the third withdrawal was on April 14, 2020 for US $ 11.2 million and the fourth and last withdrawal was on April 21, 2020 of US $ 12.1 million.
EETC structure amount		$ 844,100,000
Amount of financial lease		$ 4,500,000				$ 34,300,000
LATAM Airlines Group S.A. [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Description of unsecured bonds					LATAM Airlines Group S.A. announced an offer for the repurchase of up to US $ 300 million of the unsecured LATAM 2020 bond, which was issued on June 9, 2015 for an amount of US $ 500 million at a coupon rate of 7.25% and due in June 2020. Offer repurchase price was 103.8 cents per dollar of nominal amount for the bonds offered until July 24, 2019, after this date and until August 7, 2019, the offered repurchase price was reduced to 100.8 cents for dollar at the expiration of the offer, a total of US $ 238,412,000 of the bonds were redeemed, of which US $ 238,162,000 arrived on or before July 24, 2019 and US $ 250,000 after that date. The net proceeds obtained from the re-opening of the LATAM 2026 bond was used to pay a portion of the public offer of the LATAM 2020 bond. The remainder of the public offer was paid in cash.
Obligation With The Public [Member] | Latam Finance Limited [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Unsecured long-term bonds for a nominal amount					$ 600,000,000
Annual interest rate					7.00%
Obligation With The Public [Member] | Series C Bond [Member] | Latam Finance Limited [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Borrowings, maturity					The total amount issued was UF 5,000,000 with an expiration date on April 15, 2029 and a 3.60% annual coupon rate with semiannual interest payments. The placement rate was 2.73%, equivalent to an amount of ThUS$ 215,093.
Bank Loans [Member] | Tam Linhas Aereas S.A. [Member]
OTHER FINANCIAL LIABILITIES (Details) - (Details Narrative) [Line Items]
Description of collateral					On July 11, 2019, LATAM Finance Limited, a company incorporated in the Cayman Islands with limited liability and exclusive property of LATAM Airlines Group SA, issued a re-opening of the LATAM 2026 bond, issued on February 11 of 2019, for US $ 200,000,000. This re-opening had a placement rate of 5.979%.